Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 3. PROPERTY AND EQUIPMENT

Property and equipment consist of the following (in thousands):

	December 31, 2016	September 30, 2017
Gaming equipment	$108,635	$125,082
Other property and equipment	13,900	16,325
Less: Accumulated depreciation	(54,609)	(65,946)

Total property and equipment, net	$67,926	$75,461

Gaming equipment and other property and equipment are depreciated over the respective useful lives of the assets ranging from one to six years. Depreciation expense was $6.5 million and $7.1 million for the three months ended September 30, 2016 and 2017, respectively. Depreciation expense was $21.0 million and $19.9 million for the nine months ended September 30, 2016 and 2017, respectively.

NOTE 3. PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following (in thousands):

	December 31, 2015	December 31, 2016
Gaming equipment	$89,361	$108,635
Other property and equipment	14,976	13,900
Less: Accumulated depreciation	(37,638)	(54,609)

Total property and equipment, net	$66,699	$67,926

Gaming equipment and other property and equipment are depreciated over the respective useful lives of the assets ranging from three to six years. Depreciation expense was $16.8 million, $23.4 million and $27.0 million for the years ended December 31, 2014, 2015 and 2016, respectively.